Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2016-2019) (Detail) - Plan 2016-19 [member] $ in Millions	12 Months Ended
	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 $ / shares	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the fiscal year	183,080		393,972
Settled	(180,478)		(189,303)
Expired	(2,602)		(21,589)
Amount at end of fiscal year			183,080
Expense recognized during the fiscal year | $	$ 21		$ 54
Fair value of shares on grant date (in U.S. dollars) | $ / shares		$ 16.99		$ 16.99